Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
October 31, 2021
RW42-NPRT1-1221
1.867292.114
Domestic Equity Funds - 25.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	181,423	3,129,551
Fidelity Series Commodity Strategy Fund (a)	396,402	1,692,635
Fidelity Series Large Cap Growth Index Fund (a)	104,081	2,011,891
Fidelity Series Large Cap Stock Fund (a)	112,260	2,180,086
Fidelity Series Large Cap Value Index Fund (a)	261,333	4,210,069
Fidelity Series Small Cap Opportunities Fund (a)	69,390	1,043,627
Fidelity Series Value Discovery Fund (a)	88,550	1,539,881
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,929,644)		15,807,740

International Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	63,953	944,581
Fidelity Series Emerging Markets Fund (a)	49,734	562,493
Fidelity Series Emerging Markets Opportunities Fund (a)	205,201	5,066,405
Fidelity Series International Growth Fund (a)	103,497	2,122,728
Fidelity Series International Index Fund (a)	71,028	891,402
Fidelity Series International Small Cap Fund (a)	31,501	759,808
Fidelity Series International Value Fund (a)	180,970	2,102,876
Fidelity Series Overseas Fund (a)	145,067	2,116,530
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,714,651)		14,566,823

Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	95,803	966,655
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	136,892	1,373,023
Fidelity Series Corporate Bond Fund (a)	340,958	3,781,229
Fidelity Series Emerging Markets Debt Fund (a)	37,152	340,681
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,307	112,391
Fidelity Series Floating Rate High Income Fund (a)	7,329	68,311
Fidelity Series Government Bond Index Fund (a)	467,247	4,948,147
Fidelity Series High Income Fund (a)	40,890	390,906
Fidelity Series Inflation-Protected Bond Index Fund (a)	312,752	3,521,584
Fidelity Series International Credit Fund (a)	1,420	14,146
Fidelity Series International Developed Markets Bond Index Fund (a)	74,292	728,059
Fidelity Series Investment Grade Bond Fund (a)	455,955	5,325,548
Fidelity Series Investment Grade Securitized Fund (a)	356,457	3,682,203
Fidelity Series Long-Term Treasury Bond Index Fund (a)	215,510	1,833,988
Fidelity Series Real Estate Income Fund (a)	19,822	233,101
TOTAL BOND FUNDS (Cost $26,778,089)		27,319,972

Short-Term Funds - 6.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	904,242	904,242
Fidelity Series Short-Term Credit Fund (a)	77,049	776,658
Fidelity Series Treasury Bill Index Fund (a)	251,976	2,519,758
TOTAL SHORT-TERM FUNDS (Cost $4,198,975)		4,200,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $55,621,359)	61,895,193
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,179)
NET ASSETS - 100.0%	61,894,014

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	981,350	18,477	-	59	3,723	966,655
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	1,394,742	27,079	-	115	5,245	1,373,023
Fidelity Series Blue Chip Growth Fund	3,088,256	860,788	514,586	545,464	(6,742)	(298,165)	3,129,551
Fidelity Series Canada Fund	875,741	101,779	80,218	-	41	47,238	944,581
Fidelity Series Commodity Strategy Fund	1,607,889	684,505	212,597	518,582	(43,323)	(343,839)	1,692,635
Fidelity Series Corporate Bond Fund	3,769,558	391,153	311,329	24,246	(4,091)	(64,062)	3,781,229
Fidelity Series Emerging Markets Debt Fund	325,232	36,920	15,659	3,765	(174)	(5,638)	340,681
Fidelity Series Emerging Markets Debt Local Currency Fund	107,076	14,206	4,751	-	(150)	(3,990)	112,391
Fidelity Series Emerging Markets Fund	554,044	52,044	47,636	-	(731)	4,772	562,493
Fidelity Series Emerging Markets Opportunities Fund	5,016,459	580,162	476,563	-	(5,460)	(48,193)	5,066,405
Fidelity Series Floating Rate High Income Fund	63,058	7,372	2,903	666	23	761	68,311
Fidelity Series Government Bond Index Fund	4,761,207	542,204	277,266	12,779	(5,437)	(72,561)	4,948,147
Fidelity Series Government Money Market Fund 0.07%	1,030,062	74,916	200,736	190	-	-	904,242
Fidelity Series High Income Fund	375,256	42,531	25,681	4,659	81	(1,281)	390,906
Fidelity Series Inflation-Protected Bond Index Fund	4,463,097	317,556	1,267,817	-	34,746	(25,998)	3,521,584
Fidelity Series International Credit Fund	14,348	95	-	95	-	(297)	14,146
Fidelity Series International Developed Markets Bond Index Fund	-	748,582	14,389	-	(175)	(5,959)	728,059
Fidelity Series International Growth Fund	2,085,485	205,988	208,024	-	2,249	37,030	2,122,728
Fidelity Series International Index Fund	866,979	86,519	72,648	-	(160)	10,712	891,402
Fidelity Series International Small Cap Fund	730,992	60,677	59,368	-	746	26,761	759,808
Fidelity Series International Value Fund	2,068,383	203,179	236,684	-	250	67,748	2,102,876
Fidelity Series Investment Grade Bond Fund	5,194,657	542,620	339,510	27,045	(3,900)	(68,319)	5,325,548
Fidelity Series Investment Grade Securitized Fund	3,583,516	362,037	231,558	4,643	(1,928)	(29,864)	3,682,203
Fidelity Series Large Cap Growth Index Fund	1,970,127	191,199	280,389	-	21,702	109,252	2,011,891
Fidelity Series Large Cap Stock Fund	2,168,720	338,482	292,747	129,319	(4,043)	(30,326)	2,180,086
Fidelity Series Large Cap Value Index Fund	4,198,036	424,322	555,862	-	5,845	137,728	4,210,069
Fidelity Series Long-Term Treasury Bond Index Fund	1,796,166	306,395	238,395	8,621	(17,976)	(12,202)	1,833,988
Fidelity Series Overseas Fund	2,090,511	204,056	238,343	-	3,785	56,521	2,116,530
Fidelity Series Real Estate Income Fund	226,409	22,674	15,776	4,151	(35)	(171)	233,101
Fidelity Series Short-Term Credit Fund	882,979	72,151	170,255	5,049	(899)	(7,318)	776,658
Fidelity Series Small Cap Opportunities Fund	1,041,815	339,102	177,077	248,047	(12,668)	(147,545)	1,043,627
Fidelity Series Treasury Bill Index Fund	2,868,961	210,073	559,276	293	(728)	728	2,519,758
Fidelity Series Value Discovery Fund	1,542,742	159,111	199,193	-	1,940	35,281	1,539,881
	59,367,761	10,559,490	7,372,792	1,537,614	(37,038)	(622,228)	61,895,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.